UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
July 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--41.8%	Principal Amount ($)		Value ($)
Barclays Bank
0.60% - 0.74%, 8/9/11 - 8/26/11	1,250,000,000	a	1,250,000,000
BNP Paribas (Yankee)
0.22% - 0.56%, 8/5/11 - 12/8/11	1,230,000,000		1,230,002,136
Credit Agricole CIB (Yankee)
0.53% - 0.55%, 8/5/11 - 8/17/11	1,600,000,000		1,600,000,000
Credit Industriel et Commercial (Yankee)
0.47% - 0.50%, 10/7/11 - 11/2/11	1,300,000,000		1,300,000,000
Deutsche Bank AG
0.34%, 8/1/11	1,000,000,000	a	1,000,000,000
DZ Bank AG (London)
0.35%, 12/9/11	800,000,000		800,007,212
Fortis Bank SA/NV (Yankee)
0.31% - 0.45%, 8/1/11 - 12/8/11	500,000,000		500,000,000
ING Bank (London)
0.27%, 8/9/11 - 8/25/11	800,000,000		800,000,000
Lloyds TSB Bank (London) (Yankee)
0.40% - 0.42%, 10/20/11 - 11/25/11	650,000,000		650,000,000
Natixis New York (Yankee)
0.47% - 0.55%, 10/3/11 - 11/9/11	1,900,000,000		1,900,000,000
Rabobank Nederland (Yankee)
0.37%, 5/29/12 - 5/31/12	300,000,000		299,987,422
Royal Bank of Scotland PLC (Yankee)
0.34% - 0.38%, 11/3/11 - 12/9/11	1,000,000,000		1,000,000,000
Societe Generale (Yankee)
0.38%, 12/7/11	500,000,000		500,000,000
Westpac Banking Corp.
0.28%, 8/16/11	250,000,000	a,b	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $13,079,996,770)			13,079,996,770
Commercial Paper--11.2%
Caisse Damort De La Dette Sociale
0.24% - 0.30%, 11/10/11 - 11/25/11	688,000,000		687,449,643
Deutsche Bank Financial LLC
0.10%, 8/1/11	500,000,000		500,000,000
Erste Abwicklungsanstalt
0.32%, 11/14/11	100,000,000		99,906,667
Fortis Funding LLC
0.31%, 8/1/11	25,000,000	b	25,000,000
General Electric Co.
0.07%, 8/1/11	600,000,000		600,000,000
RBS Holdings USA
0.41%, 12/5/11	215,000,000		214,691,475
Societe Generale N.A. Inc.
0.40% - 0.53%, 9/8/11 - 11/10/11	1,105,000,000		1,103,790,897
Westpac Banking Corp.

0.30%, 11/15/11	111,000,000	b	110,901,950
Westpac Securities NZ Ltd.
0.28% - 0.31%, 11/4/11 - 12/12/11	170,250,000	b	170,093,361
Total Commercial Paper
(cost $3,511,833,993)			3,511,833,993
Asset-Backed Commercial Paper--1.7%
Cancara Asset Securitization
0.45%, 9/6/11	200,000,000	b	199,910,000
Govco
0.32%, 11/8/11	48,000,000	b	47,957,760
Grampian Funding LLC
0.37% - 0.46%, 9/6/11 - 12/12/11	290,000,000	b	289,784,975
Total Asset-Backed Commercial Paper
(cost $537,652,735)			537,652,735
Time Deposits--6.9%
Chase Bank USA (Grand Cayman)
0.01%, 8/1/11	800,000,000		800,000,000
Royal Bank of Canada (Grand Cayman)
0.08%, 8/1/11	1,350,000,000		1,350,000,000
Total Time Deposits
(cost $2,150,000,000)			2,150,000,000
U.S. Government Agencies--8.4%
Federal Home Loan Bank
0.01%-0.26%, 8/1/11-9/9/11	1,218,937,000	a	1,218,715,334
Federal Home Loan Mortgage Corp.
0.30%, 8/1/11	500,000,000	a,c	499,781,505
Federal National Mortgage Association
0.005%-0.30%, 8/1/11-9/8/11	906,700,000	a,c	906,633,257
Total U.S. Government Agencies
(cost $2,625,130,096)			2,625,130,096
U.S. Treasury Bills--9.3%
0.001%-0.02%, 8/11/11 - 9/29/11
(cost $2,912,984,369)	2,913,000,000		2,912,984,369
U.S. Treasury Notes--2.0%
0.01%-0.02%, 8/1/11 - 8/31/11
(cost $640,683,077)	639,963,000		640,683,077
Repurchase Agreements--9.5%
Barclays Capital, Inc.
0.13%-0.23%, dated 7/29/11, due 8/1/11 in the amount of
$888,013,370 (fully collateralized by $660,256,112
Corporate Bonds, 0%-6.75%, due 2/25/18-12/20/54,
value $259,117,799, $242,071,559 Government National
Mortgage Association, 4%-5.50%, due 2/15/39-3/15/41,
value $202,397,908, $294,307,400 U.S. Treasuty Bonds,
4.75%-6.75%, due 8/15/26-2/15/37, value $333,219,293
and $104,745,100 U.S. Treasury Notes, 3.13%, due
10/31/16, value $113,540,825)	888,000,000		888,000,000
Deutsche Bank Securities Inc.
0.18%, dated 7/29/11, due 8/1/11 in the amount of
$100,001,500 (fully collateralized by $102,022,000
Federal National Mortgage Association, 0%, due 10/5/11,

value $102,000,575)	100,000,000	100,000,000
Goldman, Sachs & Co.
0.08%, dated 7/29/11, due 8/1/11 in the amount of
$650,004,333 (fully collateralized by $84,342,500
U.S. Treasury Bills, due 12/8/11-12/29/11, value
$84,311,657, $153,795,900 U.S. Treasury Bonds,
7.25%-9%, due 5/15/16-11/15/24, value $218,097,850
and $344,092,700 U.S. Treasury Notes, 1.50%-5%, due
8/15/11-8/31/17, value $360,590,572)	650,000,000	650,000,000
HSBC USA Inc.
0.16%-0.23%, dated 7/29/11, due 8/1/11 in the amount
of $720,010,300 (fully collateralized by $115,729,000
Corporate Bonds, 1.25%-13%, due 9/29/11-3/14/37
value $124,993,590 and $610,710,000 U.S. Treasury
Notes, 0.38%-2.63%, due 9/30/12-8/15/20, value
$612,034,797)	720,000,000	720,000,000
Morgan Stanley
0.15%, dated 7/29/11, due 8/1/11 in the amount of
$300,003,750 (fully collateralized by $562,887,389
U.S. Treasury Strips, due 2/15/16-2/15/36, value
$306,000,047)	300,000,000	300,000,000
TD Securities (USA) LLC
0.15%, dated 7/29/11, due 8/1/11 in the amount of
$300,003,750 (fully collateralized by $39,507,700
U.S. Treasury Bills, due 12/22/11-5/31/12, value
$39,463,530, $36,279,000 U.S. Treasury Inflation
Protected Securities, 2.50%-3.38%, due
1/15/12-1/15/29, value $46,572,194 and $211,450,900
U.S. Treasury Notes, 0.88%-4.88%, due 7/31/11-6/30/18
value $219,964,313)	300,000,000	300,000,000
Total Repurchase Agreements
(cost $2,958,000,000)		2,958,000,000
Total Investments (cost $28,416,281,040)	90.8%	28,416,281,040
Cash and Receivables (Net)	9.2%	2,864,606,703
Net Assets	100.0%	31,280,887,743

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to $1,093,648,046 or 3.5% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At July 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	28,416,281,040
Level 3 - Significant Unobservable Inputs	-
Total	28,416,281,040

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)